Stockholder's Deficit (Details)			10 Months Ended	12 Months Ended
	Dec. 21, 2023 shares	Sep. 12, 2023	Dec. 31, 2021 Vote	Dec. 31, 2023 $ / shares shares	Dec. 29, 2023 shares	Apr. 25, 2023 shares	Dec. 31, 2022 $ / shares shares
Stockholders' Equity [Abstract]
Preference shares, shares authorized (in shares)				1,000,000			1,000,000
Preference shares, par value (in dollars per share) | $ / shares				$ 0.0001			$ 0.0001
Preference shares, shares issued (in shares)				0			0
Preference shares, shares outstanding (in shares)				0			0
Stock conversion basis of Class B to Class A Ordinary shares at time of initial Business Combination				1
As-converted percentage for Class A ordinary shares after conversion of Class B shares				20.00%
Sponsor [Member]
Stockholders' Equity [Abstract]
Number of Class B common stock into shares of Class A common stock (in shares)	5,000,000
Stock conversion basis of Class B to Class A Ordinary shares at time of initial Business Combination		1
Class A Common Stock [Member]
Stockholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)				500,000,000			500,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0001			$ 0.0001
Number of votes per share | Vote			1
Ordinary shares, shares issued (in shares)				5,000,000			0
Ordinary shares, shares outstanding (in shares)				5,000,000			0
Common stock subject to possible redemption (in shares)				1,717,578	3,985,213	21,282,422	23,000,000
Class B Common Stock [Member]
Stockholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)				50,000,000			50,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0001			$ 0.0001
Number of votes per share | Vote			1
Ordinary shares, shares issued (in shares)				750,000			5,750,000
Ordinary shares, shares outstanding (in shares)				750,000			5,750,000
Class B Common Stock [Member] | Sponsor [Member] | Founder Shares [Member]
Stockholders' Equity [Abstract]
Ordinary shares, shares outstanding (in shares)				5,750,000
Stock conversion basis of Class B to Class A Ordinary shares at time of initial Business Combination				1